Pension and Other Postretirement Benefits Fair Value of Plan Assets (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	$ 287,895	$ 252,115
Plan Asset Receivable Or Payable Accrued Interest And Dividend Income	30	451
Plan Asset Receivable Or Payable Due From Broker Securities Sold	0	5,170
Total Pension Plan Asset Receivables	30	5,621
Plan Asset Receivable Or Payable Due From Broker Securities Purchased	0	22
Defined Benefit Plan, Fair Value of Plan Assets	287,925	257,714	$ 249,338
Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	102,851	55,496
Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	16,423	28,861
Foreign Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	77,286	47,750
Emerging Market Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	28,743	13,457
Fixed Income Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	2,781	6,719
Government Or Credit Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	33,081	52,915
High Yield Bond Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	2,777	14,072
Emerging Market Debt [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	12,605	8,504
Real Estate Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	5,544	18,739
Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	189	3,111
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	5,615	2,491
Non-published Net Asset Value [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	266,602	108,420
Non-published Net Asset Value [Member] | Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	102,851	5,655
Non-published Net Asset Value [Member] | Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	16,423	10,232
Non-published Net Asset Value [Member] | Foreign Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	56,075	25,346
Non-published Net Asset Value [Member] | Emerging Market Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	28,743	13,457
Non-published Net Asset Value [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	2,781	6,719
Non-published Net Asset Value [Member] | Government Or Credit Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	33,081	17,960
Non-published Net Asset Value [Member] | High Yield Bond Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	2,777	14,072
Non-published Net Asset Value [Member] | Emerging Market Debt [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	12,605	8,504
Non-published Net Asset Value [Member] | Real Estate Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	5,544	882
Non-published Net Asset Value [Member] | Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	189	3,111
Non-published Net Asset Value [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	5,533	2,482
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	21,293	108,740
Fair Value, Inputs, Level 1 [Member] | Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	49,841
Fair Value, Inputs, Level 1 [Member] | Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	18,629
Fair Value, Inputs, Level 1 [Member] | Foreign Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	21,211	22,404
Fair Value, Inputs, Level 1 [Member] | Emerging Market Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Government Or Credit Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | High Yield Bond Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Emerging Market Debt [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Real Estate Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	17,857
Fair Value, Inputs, Level 1 [Member] | Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	82	9
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	0	34,955
Fair Value, Inputs, Level 2 [Member] | Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Foreign Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Emerging Market Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Government Or Credit Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	34,955
Fair Value, Inputs, Level 2 [Member] | High Yield Bond Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Emerging Market Debt [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Total Pension Asset Investments Net Of Receivables And Payables	0	0
Fair Value, Inputs, Level 3 [Member] | Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Emerging Market Equity Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Government Or Credit Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | High Yield Bond Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Emerging Market Debt [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0